Deconsolidation of and Retained Noncontrolling Investment in IAHGames at Fair Value and Recognized Gain (Detail) - USD ($) $ in Thousands	Aug. 15, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other comprehensive income component of equity related to IAHGames at the date of the deconsolidation		$ 22,335	$ 11,487	$ 3,603	$ 8,379
Infocomm Asia Holdings Pte Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
The fair value of consideration received and receivable, net of any transaction costs, plus	$ 3,000
The fair value of the 20% retained noncontrolling investment in IAH at the date of deconsolidation	0
Aggregate of Consideration Receivable and Retained Noncontrolling Investment	3,000
The carrying amount (credit balance) of IAHGames at the date of deconsolidation	(14,536)
Net receivables due to GigaMedia from IAHGames waived upon the closing of the sale	17,542
Other comprehensive income component of equity related to IAHGames at the date of the deconsolidation	(217)
Total	2,789
Deferred gain on deconsolidation of IAHGames	$ 211				$ 211